Income Taxes - Provision (Benefit) for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
Federal	$ 630	$ 271	$ 691
Foreign	286	236	317
State and local	71	20	28
Total current tax expense	987	527	1,036
Deferred tax expense (benefit):
Federal	542	130	(34)
Foreign	(30)	39	(16)
State and local	21	83	62
Total deferred tax expense	533	252	12
Provision for income taxes	$ 1,520	$ 779	$ 1,048